Exhibit 99.1

Encina Equipment Finance 2021-1, LLC

Asset-Backed Notes

Sample Contract Agreed-Upon Procedures

Report To:

Encina Equipment Finance, LLC

Encina Equipment Funding, LLC

10 May 2021

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Encina Equipment Finance, LLC

Encina Equipment Funding, LLC

1221 Post Road East, Suite 201

Westport, Connecticut 06880

Re:	Encina Equipment Finance 2021-1, LLC (the “Issuing Entity”)

Asset-Backed Notes (the “Notes”)

Sample Contract Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Encina Equipment Finance, LLC (the “Sponsor”), Encina Equipment Funding, LLC (the “Depositor”), BofA Securities, Inc. (“BofA Securities”) and Goldman Sachs & Co. LLC (“Goldman Sachs,” together with the Sponsor, Depositor and BofA Securities, the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to a pool of equipment loan and lease contracts (the “Preliminary Contracts”) that the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the pool of equipment loan and lease contracts (the “Contracts”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with, or instructed us to obtain, as applicable:

a.	Certain electronic data files:

i.

Labeled “Encina Datatape 2021_03_31 - Shared (Data as of Feb_28_2020).xlsx” and the corresponding record layout and decode information, as applicable (the “Initial Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Preliminary Contracts as of 28 February 2021 (the “Preliminary Cut-off Date”) that are expected to be representative of the Contracts and

ii.

Labeled “Encina Datatape 2021_03_31 - Shared (Data as of Feb_28_2020) - Updated w NAICS Description.xlsx” and the corresponding record layout and decode information, as applicable (the “NAICS Description Support Data File,” together with the Initial Preliminary Data File, the “Provided Data Files”), that the Sponsor, on behalf of the Depositor, indicated contains the NAICS description corresponding to each Preliminary Contract as of the Preliminary Cut-off Date,

b.	Imaged copies of:

i.

The master lease agreement, equipment schedule, payment schedule, loan and security agreement, non-recourse promissory note, master sale and assignment agreement, guaranty, amendment(s) or other related documents (as applicable and collectively, the “Contract Agreement”) and

ii.	Certain printed screen shots from the Sponsor’s servicing system (the “System Screen Shots,” together with the Contract Agreement, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Contract (as defined in Attachment A), as applicable,

c.

Certain system extraction files and the corresponding record layout and decode information, as applicable (the “System Extraction Files”), that the Sponsor, on behalf of the Depositor, indicated contain certain information relating to the Sample Contracts,

d.

Certain schedules and the corresponding record layout and decode information, as applicable (collectively, the “Equipment Cost Schedule”), that the Sponsor, on behalf of the Depositor, indicated contain information relating to the equipment cost Sample Characteristic (as defined herein) for certain Sample Contracts,

e.

Certain schedules and the corresponding record layout and decode information, as applicable (collectively, the “Contract Payment Amount Schedule”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the contract payment amount Sample Characteristic for certain Sample Contracts,

f.

The file from the internet website address https://www.census.gov/naics/?48967 (the “NAICS Mapping Source,” together with the Source Documents, System Extraction Files, Equipment Cost Schedule and Contract Payment Amount Schedule,” the “Sources”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the NAICS description for the Sample Contracts,

g.	The list of relevant characteristics on the Preliminary Data File (as defined in Attachment A) (the “Sample Characteristics”), which is shown on Exhibit 1 to Attachment A, and

h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Contracts or Contracts, (b) questions of legal or tax interpretation or (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Contracts,

iii.	Whether the originator(s) of the Contracts complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 May 2021

Attachment A

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 50 Preliminary Contracts from the Initial Preliminary Data File (the “Sample Contracts”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Contracts or the methodology they instructed us to use to select the Sample Contracts from the Initial Preliminary Data File.

For the purpose of the procedures described in this report, the 50 Sample Contracts are referred to as Sample Contract Numbers 1 through 50.

2.

As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Preliminary Contract on the Initial Preliminary Data File with the corresponding NAICS description, as shown on the NAICS Description Support Data File.

The Initial Preliminary Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.”

3.

For each Sample Contract, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 8

Sample Characteristics and Sources

Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)

Lease Number	Contract	Contract Agreement	i.

Customer name	Cust Name	Contract Agreement	ii.

Obligor name	Obligor Name	Contract Agreement	ii., iii.

Obligor/guarantor name	Obligor/Guarantor	Contract Agreement	ii., iv.

Contract type	Lease Type	Contract Agreement	v.

Quasi/lease purchase indicator	UATB.EXT.QUASI.LEASE.FLAG	Contract Agreement	vi.

Commencement date	Active Date	Contract Agreement	vii

Contract term	OrigTerm	(a) Contract Agreement or (b) Contract Agreement and recalculation	viii.

Termination date	TermDate	(a) Contract Agreement or (b) Contract Agreement and recalculation	ix.

Billing cycle (frequency)	BillFreq	Contract Agreement	x.

Equipment cost	EquipmentCost	(a) Contract Agreement, (b) Contract Agreement and recalculation or (c) Equipment Cost Schedule	xi.

Contract payment amount	CurrentRentInt

(a)   Contract Agreement,

(b)   Contract Agreement and recalculation

(c)   Contract Payment Amount Schedule,

(d)   Contract Agreement, System Screen Shots and recalculation,

(e)   Contract Agreement, System Screen Shots, Contract Payment Amount Schedule and recalculation or

(f)   Contract Payment Amount Schedule, Contract Agreement and recalculation

xii.

State	State	Contract Agreement

Country	Country	Contract Agreement	xiii.

Balloon amount	UATB.EXT.BALLOON.PAYMENT	Contract Agreement	xiv.

Interest rate	UATB.EXT.ANNUAL.COMBINE.YIELD	System Extraction Files	xv.

Exhibit 1 to Attachment A Page 2 of 8

Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)

Paid to date	PaidtoDate	System Extraction Files	xv.

Date of last payment date made	LastPymtDate	System Extraction Files	xv.

Total residual value	ResidualSalvage	Contract Agreement, System Extraction Files and recalculation	xvi.

Guaranteed residual value	GuarResid	Contract Agreement

Unguaranteed residual value	UNGuarResid	System Extraction Files	xv.

Payments remaining	RemTerm	System Extraction Files	xv.

Remaining receivable balance	CBR	System Extraction Files	xv.

NAICS code	NMF.NAICS.CODE	System Extraction Files	xv.

NAICS description	NAICS Description	NAICS Mapping Source

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Sample Characteristic for each Sample Contract, the Sponsor, on behalf of the Depositor, instructed us to ignore differences that are due to abbreviations, truncations or punctuation (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A Page 3 of 8

Notes: (continued)

iii.

For the purpose of comparing the obligor name Sample Characteristic for each Sample Contract with more than one obligor name, as shown in the Contract Agreement, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the obligor name, as shown on the Preliminary Data File, agreed with at least one obligor name, as shown in the Contract Agreement (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist in the Contract Agreement relating to the obligor name Sample Characteristic.

iv.

For the purpose of comparing the obligor/guarantor name Sample Characteristic for each Sample Contract with more than one obligor/guarantor name, as shown in the Contract Agreement, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the obligor/guarantor name, as shown on the Preliminary Data File, agreed with at least one obligor/guarantor name, as shown in the Contract Agreement (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist in the Contract Agreement relating to the obligor/guarantor name Sample Characteristic.

v.

For the purpose of comparing the contract type Sample Characteristic for each Sample Contract (except for any Sample Contracts with a quasi/lease purchase indicator of “Quasi,” as shown on the Preliminary Data File (each, a “Quasi Sample Contract”)), the Sponsor, on behalf of the Depositor, instructed us to note agreement if the contract type, as shown on the Preliminary Data File, agreed with the corresponding contract type, as shown in the Contract Agreement, in accordance with the decode table shown below, as applicable:

Preliminary Data File Value	Source Value
CS	Loan
LP	Lease
TL	Lease
XX	Lease

For the purpose of comparing the contract type Sample Characteristic for each Quasi Sample Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a contract type of “CS,” as shown on the Preliminary Data File, if the corresponding contract type, as shown in the Contract Agreement, is “lease.”

Exhibit 1 to Attachment A Page 4 of 8

Notes: (continued)

vi.

For the purpose of comparing the quasi/lease purchase indicator Sample Characteristic for each Sample Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a quasi/lease purchase indicator of “Quasi,” as shown on the Preliminary Data File, if the Contract Agreement indicated that such Sample Contract is subject to a purchase option (each, a “Purchase Option Contract”).

The Sponsor, on behalf of the Depositor, instructed us not to compare the quasi/lease purchase indicator Sample Characteristic for any Sample Contract that is not a Purchase Option Contract.

vii.

For the purpose of comparing the commencement date Sample Characteristic for each Sample Contract (except for Sample Contract Number 45), the Sponsor, on behalf of the Depositor, instructed us to use the effective date, as shown in the Contract Agreement.

For the purpose of comparing the commencement date Sample Characteristic for Sample Contract Number 45, the Sponsor, on behalf of the Depositor, instructed us to use the basic term commencement date, as shown in the Contract Agreement

viii.

For the purpose of comparing the contract term Sample Characteristic for each Sample Contract (except for Sample Contract Number 46), the Sponsor, on behalf of the Depositor, instructed us to use the Contract Agreement as the Source.

For the purpose of comparing the contract term Sample Characteristic for Sample Contract Number 46, the Sponsor, on behalf of the Depositor, instructed us to recalculate the contract term using the information, assumptions and methodologies described in the Contract Agreement.

ix.

For the purpose of comparing the termination date Sample Characteristic for each Sample Contract (except for Sample Contract Number 13), the Sponsor, on behalf of the Depositor, instructed us to use the Contract Agreement as the Source. If the termination date was not specifically stated in the Contract Agreement, the Sponsor, on behalf of the Depositor, instructed us to recalculate the termination date by:

a.	Adding the:

(i)	Number of months represented by the contract term to the

(ii)	Contract payment start date,

both as shown in the Contract Agreement, and

b.	Subtracting 1 month from the value calculated in a., for any Sample Contracts with a PmtsArrears value of “Arrears,” as shown on the Preliminary Data File.

For the purpose of comparing the termination date Sample Characteristic for Sample Contract Number 13, the Sponsor, on behalf of the Depositor, instructed us to recalculate the termination date by adding one month to the final installment date, as shown in the Contract Agreement.

Exhibit 1 to Attachment A Page 5 of 8

Notes: (continued)

x.

For the purpose of comparing the billing cycle (frequency) Sample Characteristic for each Sample Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the billing cycle (frequency), as shown on the Preliminary Data File, agreed with the corresponding billing cycle (frequency), as shown in the Contract Agreement, in accordance with the decode table shown below, as applicable:

Preliminary Data File Value	Source Value
4	Quarter or quarterly
12	Month or monthly

xi.

For the purpose of comparing the equipment cost Sample Characteristic for each Sample Contract (except for Sample Contract Numbers 13, 31, 35, 39 and 44), the Sponsor, on behalf of the Depositor, instructed us to use the Contract Agreement as the Source. If the equipment cost was not specifically stated in the Contract Agreement, the Sponsor, on behalf of the Depositor, instructed us to recalculate the equipment cost using the information, assumptions and methodologies described in the Contract Agreement.

For the purpose of comparing the equipment cost Sample Characteristic for Sample Contract Number 13, the Sponsor, on behalf of the Depositor, instructed us to use the equipment cost corresponding to “8/1/2019,” as shown on the Equipment Cost Schedule.

For the purpose of comparing the equipment cost Sample Characteristic for Sample Contract Numbers 31 and 35, the Sponsor, on behalf of the Depositor, instructed us to use the equipment cost corresponding to “OEC after disposition” or “asset cost after disposal,” as applicable, as shown on the Equipment Cost Schedule.

For the purpose of comparing the equipment cost Sample Characteristic for Sample Contract Number 39, the Sponsor, on behalf of the Depositor, indicated that such Sample Contract was subject to debt restructuring and instructed us to use the equipment cost corresponding to “NPV of restructured terms,” as shown on the Equipment Cost Schedule.

For the purpose of comparing the equipment cost Sample Characteristic for Sample Contract Number 44, the Sponsor, on behalf of the Depositor, instructed us to use the equipment cost corresponding to “Schedule 1a,” as shown on the Equipment Cost Schedule.

Exhibit 1 to Attachment A Page 6 of 8

Notes: (continued)

xii.

For the purpose of comparing the contract payment amount Sample Characteristic for each Sample Contract (except for Sample Contract Numbers 13, 18, 25, 31, 35 and 46), the Sponsor, on behalf of the Depositor, instructed us to use the Contract Agreement as the Source. If the contract payment amount was not specifically stated in the Contract Agreement, the Sponsor, on behalf of the Depositor, instructed us to recalculate the contract payment amount by multiplying the:

a.	Equipment cost, as shown on, or recalculated using information located on, the applicable Source (and in accordance with any other applicable note(s)) by

b.	Lease rate factor, as shown in the Contract Agreement.

For the purpose of comparing the contract payment amount Sample Characteristic for Sample Contract Number 13, the Sponsor, on behalf of the Depositor, instructed us to use the contract payment amount corresponding to “3/1/2021,” as shown on the Contract Payment Amount Schedule, rounded to the second decimal place ($XX.XX).

For the purpose of comparing the contract payment amount Sample Characteristic for Sample Contract Numbers 18 and 25, the Sponsor, on behalf of the Depositor, instructed us to recalculate the contract payment amount by subtracting the:

a.	Contract payment amount received, as shown in the System Screen Shots, that the Sponsor, on behalf of the Depositor, indicated was prepaid by the customer prior to the Preliminary Cut-off Date, from

b.	Contract payment amount, as shown in the Contract Agreement

For the purpose of comparing the contract payment amount Sample Characteristic for Sample Contract Number 31, the Sponsor, on behalf of the Depositor, instructed us to recalculate the contract payment amount by:

a.	Dividing the:

(1)	Asset being disposed by

(2)	OEC prior to disposition,

both as shown on the Contract Payment Amount Schedule,

b.	Multiplying the:

(1)	Value calculated in a. by

(2)	Contract payment amount, as shown in the Contract Agreement,

c.	Subtracting the:

(1)	Value calculated in b. from

(2)	Contract payment amount, as shown in the Contract Agreement,

d.	Rounding the value calculated in c. to the second decimal place ($XX.XX), and

e.	Subtracting the:

(1)	Contract payment amount received, as shown in the System Screen Shots, that the Sponsor, on behalf of the Depositor, indicated was prepaid by the customer prior to the Preliminary Cut-off Date, from

(2)	Value calculated in d.

Exhibit 1 to Attachment A Page 7 of 8

Notes: (continued)

xii.	(continued)

For the purpose of comparing the contract payment amount Sample Characteristic for Sample Contract Number 35, the Sponsor, on behalf of the Depositor, instructed us to recalculate the contract payment amount by:

a.	Subtracting the:

(1)	Asset cost after disposal from

(2)	Asset cost

both as shown on the Contract Payment Amount Schedule,

b.	Dividing the:

(1)	Value calculated in a. by

(2)	Asset cost, as shown on the Contract Payment Amount Schedule,

c.	Multiplying the:

(1)	Value calculated in b. by

(2)	Contract payment amount, as shown in the Contract Agreement,

d.	Subtracting the:

(1)	Value calculated in c. from

(2)	Contract payment amount, as shown in the Contract Agreement and

e.	Rounding the value calculated in d. to the second decimal place ($XX.XX).

For the purpose of comparing the contract payment amount Sample Characteristic for Sample Contract Number 46, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a contract payment amount of “0,” as shown on the Preliminary Data File, if:

a.	The billing cycle (frequency) is quarterly and

b.	There is no contract payment amount due in the month after the Preliminary Cut-off Date,

both as shown in the Contract Agreement.

For the purpose of comparing the contract payment amount Sample Characteristic for each Sample Contract, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

Exhibit 1 to Attachment A Page 8 of 8

Notes: (continued)

xiii.

For the purpose of comparing the country Sample Characteristic for each Sample Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a country of “0,” as shown on the Preliminary Data File, if the state, as shown in the Contract Agreement, is in the United States.

xiv.

The Sponsor, on behalf of the Depositor, instructed us not to compare the balloon amount Sample Characteristic for any Sample Contract with a balloon amount of “0,” as shown on the Preliminary Data File.

xv.

For the purpose of comparing the indicated Sample Characteristics for each Sample Contract, the Sponsor, on behalf of the Depositor, instructed us to use the field name on the System Extraction Files corresponding to each indicated Sample Characteristic in accordance with the decode table shown below:

Sample Characteristic	System Extraction Files Field Name

Interest rate	UATB.EXT.ANNUAL.COMBINE.YIELD

Paid to date	PaidtoDate

Date of last payment date made	LastPymtDate

Unguaranteed residual value	UNGuarResid

Payments remaining	RemTerm

Remaining receivable balance	CBR

NAICS code	NMF.NAICS.CODE

xvi.

For the purpose of comparing the total residual value Sample Characteristic for each Sample Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the total residual value as the sum of the:

a.	Guaranteed residual value, as shown in the Contract Agreement, if applicable, and

b.	Unguaranteed residual value, as shown on the System Extraction Files, if applicable.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 2

Sample Characteristic Differences

Sample Contract Number	Sample Characteristic	Preliminary Data File Value	Source Value

1	Commencement date	6/1/2018	5/31/2018

2	Commencement date	8/31/2018	9/5/2018
	Termination date	10/31/2023	10/15/2023

6	Commencement date	8/31/2018	9/5/2018
	Termination date	11/30/2023	11/15/2023

7	Commencement date	8/31/2018	9/5/2018
	Termination date	6/30/2024	6/15/2024

11	Commencement date	10/1/2018	9/27/2018

12	Obligor name	<REDACTED>	<REDACTED>
	Obligor/guarantor name	<REDACTED>	<REDACTED>

13	Contract payment amount	$167,752.46	$167,669.15

14	Obligor/guarantor name	<REDACTED>	<REDACTED>

18	Obligor/guarantor name	<REDACTED>	<REDACTED>

20	Termination date	10/1/2023	10/15/2023

21	Termination date	10/1/2023	10/15/2023

24	Commencement date	2/1/2020	1/31/2020

25	Obligor/guarantor name	<REDACTED>	<REDACTED>

27	Obligor/guarantor name	<REDACTED>	<REDACTED>

28	Obligor/guarantor name	<REDACTED>	<REDACTED>

29	Obligor name	<REDACTED>	<REDACTED>

32	Obligor name	<REDACTED>	<REDACTED>

35	Obligor/guarantor name	<REDACTED>	<REDACTED>

36	Obligor/guarantor name	<REDACTED>	<REDACTED>
	Commencement date	7/1/2020	7/28/2020

37	Obligor/guarantor name	<REDACTED>	<REDACTED>

38	Obligor name	<REDACTED>	<REDACTED>

Exhibit 2 to Attachment A Page 2 of 2

Sample Contract Number	Sample Characteristic	Preliminary Data File Value	Source Value

39	Obligor/guarantor name	<REDACTED>	<REDACTED>

42	Termination date	8/30/2025	8/31/2025

44	Obligor/guarantor name	<REDACTED>	<REDACTED>
	Commencement date	10/1/2020	12/31/2019

45	Obligor/guarantor name	<REDACTED>	<REDACTED>

47	Obligor/guarantor name	<REDACTED>	<REDACTED>

48	Obligor/guarantor name	<REDACTED>	<REDACTED>

49	Termination date	2/1/2026	3/1/2026
	Paid to date	3/1/2021	5/1/2021
	Remaining receivable balance	$7,505,020.80	$7,254,853.44

50	Customer name	<REDACTED>	<REDACTED>
	Contract term	45	44
	Termination date	<Blank>	12/1/2024
	Contract payment amount	$0.00	$86,298.42
	Interest rate	9.0117	9.0000
	Paid to date	<Blank>	5/1/2021
	Total residual value	$0.00	$1.00
	Guaranteed residual value	$0.00	$1.00
	Payments remaining	0	45
	Remaining receivable balance	$0.00	$3,797,130.48